Allowance For Loan Losses - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Increase (Decrease) in provision for loan losses	¥ (266,177)	¥ 162,991	¥ (23,691)